Expense by Nature (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Expenses by Nature

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 10.1)	14,145,207	16,402,993	15,080,319
Loan origination and servicing expenses	7,091,078	5,712,598	3,667,962
Promotion and advertising expenses	1,221,762	1,685,847	1,525,797
Outsourcing service expenses	1,333,342	1,355,273	1,391,292
Payment processing expenses	1,204,712	1,197,869	1,134,905
Trust management fee	504,428	1,078,380	1,251,761
Depreciation of right-of-use assets (Note 25)	604,018	608,889	578,014
Taxes and surcharges	380,460	534,647	568,826
Business entertainment expenses	769,834	619,328	389,369
Depreciation of property and equipment (Note 23)	226,862	193,511	177,799
Audit fees	49,618	42,376	39,271
Amortization of intangible assets (Note 24)	31,831	22,234	15,325
Listing expenses	—	—	11,418
Others	1,049,327	740,039	1,057,293

Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	28,612,479	30,193,984	26,889,351

Summary of Sales and Marketing Expenses

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Sales and marketing expense
Borrower acquisition expenses	11,506,402	10,119,525	7,865,407
General sales and marketing expenses	5,402,999	6,637,150	6,653,847
Investor acquisition and retention expenses	819,888	676,984	301,092
Referral expenses from platform service	84,268	559,413	936,570

	17,813,557	17,993,072	15,756,916

Summary of Employee Benefit Expenses

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	10,764,239	11,681,753	10,163,216
Other social security costs, housing benefits and other employee benefits	2,787,803	3,157,771	3,293,366
Pension costs – defined contribution plans	427,917	1,430,074	1,577,818
Share-based payment (Note 43)	165,248	133,395	45,919

	14,145,207	16,402,993	15,080,319

Summary Of Detailed Information About Highest Paid Individuals Explanatory	The emoluments payable to the remaining one, two and three individuals during the years ended December 31, 2020, 2021 and 2022 are as follows:

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	4,600	12,294	10,044
Other social security costs, housing benefits and other employee benefits	1,515	2,132	2,819
Pension costs – defined contribution plans	—	57	149

	6,115	14,483	13,012

Summary of Detailed Information About Emoluments Bands Of Highest Paid Individuals Explanatory	The emoluments fell within the following bands:

	Year ended December 31,
	2020	2021	2022
Emolument bands (in RMB’000)
1,000 – 5,000	—	—	2
5,001 – 10,000	1	2	1

	1	2	3